Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Status of Company's Option Plans and Changes

	2024		2023 (*)
		Weighted		Weighted
	Number of	average	Number of	average
	share	exercise	share	exercise
	options	price	options	price
Options outstanding at beginning of year	20,277	$460	14,973	$654
Granted	-	$-	6,250	$12.6
Forfeited	(1,041)	$94	(11,351)	$441.6
Outstanding at end of year	19,236	$321	20,277	460
Options exercisable at year end	$14,966	$413	13,269	670.56